K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006

Stacy H. Winick 202 778-9252 stacy.winick@klgates.com

BY EDGAR

April 27, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Nuveen New Jersey Municipal Value Fund

Ladies and Gentlemen:

On behalf of the Nuveen New Jersey Municipal Value Fund (the “Fund”), we are transmitting for electronic filing Pre-effective Amendment No. 2 to the Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and each exhibit being filed therein.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (202) 778-9252 or David Glatz at (312) 807-4295 with any questions or comments concerning these materials.

Very truly yours,

/s/ Stacy H. Winick
Stacy H. Winick

Enclosures

Copies to	J. Grzeskiewicz (w/encl.) L. Mackey, Jr. (w/encl.) K. McCarthy (w/encl.) M. Winget (w/encl.)